Segment Information	6 Months Ended
Dec. 31, 2021
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

The Company has determined that it has one reportable operating segment, being the acquisition, exploration, and valuation of mineral properties located in Canada. At December 31, 2021, all of the Company’s operating and capital assets are located in Canada.